Note 8 - Variable Interest Entities (Details) - Financial Information of the Company’s VIEs - Income Statements In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Variable Interest Entity, Primary Beneficiary [Member] CNY	Dec. 31, 2013 Variable Interest Entity, Primary Beneficiary [Member] CNY	Dec. 31, 2012 Variable Interest Entity, Primary Beneficiary [Member] CNY
Variable Interest Entity [Line Items]
Net Revenues		72,645	125,961	374,529
Net loss		(9,636)	(3,767)	(4,755)
Net cash used in operating activities	42,170	261,649	185,945	157,808	(49,782)	(13,500)	(34,601)
Net cash generated from investing activities	(71,784)	(445,395)	(419,308)	234,914	14,709	12,041	81,593
Net cash (used in) generated from financing activities	$ (1,260)	(7,817)	3,350	(86,696)	33,370		(38,305)